Operating Expenses	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Operating Expenses

Operating expenses for the years ended December 31 consist of the following:

	2018	2017
Employee expenses(1)	$3,707	$3,672
Premises and equipment	268	263
Capital asset depreciation	107	97
Service fees	870	799
Amortization of intangible assets (Note 9)	119	112
Other expenses(2)	1,361	1,467
Total operating expenses	$6,432	$6,410

(1) See table below for further details.
(2) Includes restructuring costs of $60 recorded in 2017 for the Company's plan to enhance business processes and organizational structures and capabilities.

Employee expenses for the years ended December 31 consist of the following:

	2018	2017
Salaries, bonus, employee benefits	$3,322	$3,155
Share-based payments (Note 19)	346	476
Other personnel costs	39	41
Total employee expenses	$3,707	$3,672